INCOME TAXES (Schedule of Income Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Domestic	$ 13,937	$ 32,077	$ 28,285
Foreign	10,492	4,124	3,458
Income before taxes on income	$ 24,429	$ 36,201	$ 31,743